Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Aug. 26, 2016
Class I Prospectus | Global Strategist Portfolio | Class I
Prospectus:
Trading Symbol	UIMPX
Class II Prospectus | Global Strategist Portfolio | Class II
Prospectus:
Trading Symbol	UGTPX